Note 15 - Intangible - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Intangible assets, beginning balance		R$ 4,674.7		R$ 5,245.9
Intangible assets, final balance		5,840.6		4,674.7
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		3,512.8		4,158.9
Intangible assets, final balance		4,701.3		3,512.8
Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		438.7		558.6
Intangible assets, final balance		381.3		438.7
Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		432.8		291.5
Intangible assets, final balance		505.6		432.8
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		290.4		236.9
Intangible assets, final balance		252.4		290.4
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		7,533.3		7,829.4
Effect of movements in foreign exchange		223.4		(16.3)
Acquisitions		1,288.2		30.5
Disposal		50.8
Acquisitions through business combination		(83.5)		(4.0)
Disposals through exchange transaction of shareholdings		0.2
Transfers to other assets categories		152.2		(352.3)
Intangible assets, final balance		9,164.6		7,533.3
Others				46.0
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		3,514.7		4,160.8
Effect of movements in foreign exchange		252.3		(10.5)
Acquisitions		972.5		18.8
Disposal
Acquisitions through business combination		(39.2)		(4.0)
Disposals through exchange transaction of shareholdings		0.2
Transfers to other assets categories		2.7		(650.4)
Intangible assets, final balance		4,703.2		3,514.7
Others
Gross carrying amount [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		2,333.3		2,319.4
Effect of movements in foreign exchange		2.3		7.5
Acquisitions		59.7
Disposal
Acquisitions through business combination		(28.1)
Disposals through exchange transaction of shareholdings
Transfers to other assets categories		25.9		6.4
Intangible assets, final balance		2,393.1		2,333.3
Others
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		1,144.6		888.5
Effect of movements in foreign exchange		(43.3)		(12.1)
Acquisitions		151.5		2.9
Disposal		4.2
Acquisitions through business combination		(16.2)
Disposals through exchange transaction of shareholdings
Transfers to other assets categories		205.7		265.3
Intangible assets, final balance		1,446.5		1,144.6
Others
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance		540.7		460.7
Effect of movements in foreign exchange		12.1		(1.2)
Acquisitions		104.5		8.8
Disposal		46.6
Acquisitions through business combination
Disposals through exchange transaction of shareholdings
Transfers to other assets categories		(82.1)		26.4
Intangible assets, final balance		621.8		540.7
Others				46.0
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(2,858.6)		(2,583.5)
Effect of movements in foreign exchange		40.2	[2]	15.5	[1]
Disposal	[2]	44.2
Transfers to other assets categories		8.2	[2]	(0.1)	[1]
Intangible assets, final balance		(3,324.0)	[2]	(2,858.6)	[1]
Effect of application of IAS 29 (hyperinflation)	[2]	(255.4)
Amortization		(302.6)	[2]	(290.5)	[1]
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(1.9)		(1.9)
Effect of movements in foreign exchange			[2]		[1]
Disposal	[2]
Transfers to other assets categories			[2]		[1]
Intangible assets, final balance		(1.9)	[2]	(1.9)	[1]
Effect of application of IAS 29 (hyperinflation)	[2]
Amortization			[2]		[1]
Accumulated depreciation, amortisation and impairment [member] | Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(1,894.6)		(1,760.8)
Effect of movements in foreign exchange		14.1	[2]	4.9	[1]
Disposal	[2]	28.0
Transfers to other assets categories		(2.1)	[2]		[1]
Intangible assets, final balance		(2,011.8)	[2]	(1,894.6)	[1]
Effect of application of IAS 29 (hyperinflation)	[2]	(42.6)
Amortization		(114.6)	[2]	(138.7)	[1]
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(711.8)		(597.0)
Effect of movements in foreign exchange		15.0	[2]	5.5	[1]
Disposal	[2]	16.2
Transfers to other assets categories			[2]	(1.4)	[1]
Intangible assets, final balance		(940.9)	[2]	(711.8)	[1]
Effect of application of IAS 29 (hyperinflation)	[2]	(108.3)
Amortization		(152.0)	[2]	(118.9)	[1]
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	[1]	(250.3)		(223.8)
Effect of movements in foreign exchange		11.1	[2]	5.1	[1]
Disposal	[2]
Transfers to other assets categories		10.3	[2]	1.3	[1]
Intangible assets, final balance		(369.4)	[2]	(250.3)	[1]
Effect of application of IAS 29 (hyperinflation)	[2]	(104.5)
Amortization		R$ (36.0)	[2]	R$ (32.9)	[1]

[1]	The period of amortization of intangible assets of definite useful life is five years and amortization is calculated at the annual rate of 20% and recognized in income on a straight-line method.
[2]	The period of amortization of intangible assets of definite useful life is five years is calculated at the annual rate of 20% and recognized in income on a straight-line method.